Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 18, 2024	Mar. 06, 2024	Dec. 31, 2024	Mar. 07, 2024	Jan. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Subsequent Event [Line Items]
Common stock shares outstanding						10,440,000	10,440,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock shares outstanding						4,560,000	4,560,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 4.8
Payment for acquisition, land, held-for-use			$ 2.1
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Proceeds from initial public offer	$ 5.0
Common stock shares outstanding	11,690,000
Subsequent Event [Member] | Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues	1,250,000
Sale of stock issue price per share	$ 4
Class of warrants or rights number of securities covered by warrants or rights	62,500
Xiang Tongri Intelligent Industrial Technology [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business combination step acquisition percentage		13.00%		33.00%	20.00%
Commitment to contribute capital					$ 3.3
Payment to acquire additional interest in subsidiaries		$ 2.1
Percentage of paid in capital accounting to capital contribution			97.70%